Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Schedule of fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurements at
		December 31, 2010
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	3,834	—	3,834	—
Total	3,834	—	3,834	—

Liabilities:
Interests rate swap contract	30,663	—	—	30,663
Total	30,663	—	—	30,663

		Fair value measurements at
		December 31, 2011
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	490	—	490	—
Total	490	—	490	—

Liabilities:
Interests rate swap contract	23,370	—	—	23,370
Total	23,370	—	—	23,370

Schedule of activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Liabilities
Interest rate swap
Balance at December 31, 2008	—
Total realized and unrealized losses:
Included in income	22,986
Included in other comprehensive income	—
Balance at December 31, 2009	22,986
Total losses for 2009:
included in income attributable to the change in unrealized losses relating to liabilities held at December 31, 2009	22,986

Liabilities
Interest rate swap
Balance at December 31, 2009	22,986
Total realized and unrealized losses:
Included in income	22,945
Included in other comprehensive income	—
Settlement	(15,268)
Balance at December 31, 2010	30,663
Total losses for 2010:
included in income attributable to the change in unrealized losses relating to liabilities held at December 31, 2010	7,677

Liabilities
Interest rate swap
Balance at December 31, 2010	30,663
Total realized and unrealized losses:
Included in income	8,481
Included in other comprehensive income	—
Settlement	(15,774)
Balance at December 31, 2011	23,370
Total gain for 2011:
included in income attributable to the change in unrealized gain relating to liabilities held at December 31, 2011	(7,293)

Schedule of fair value hierarchy of assets and liabilities that are measured at fair value on a nonrecurring basis

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
	December	identical	observable	unobservable
	31,	assets	inputs	inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)		Total losses
Property, plant and equipment, net	12,389,184	—	—	12,389,184		2,275,024
Goodwill	—	—	—	Nil	(*)	273,382

* As further described in note (23), the Company recorded a full impairment of its goodwill based on its estimated implied fair value of nil as of December 31, 2011. The estimated implied fair value was determined based on certain Level 3 unobservable inputs.